Related party transactions - Key management renumeration (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) payment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 25,557,000	$ 27,972,000	$ 32,663,000
Share-based compensation	36,431,000	31,702,000	13,777,000
Total	61,988,000	$ 59,674,000	$ 46,440,000
Material post retirement benefits for executive offices and directors	$ 0
Key management personnel compensation, post-employment benefits, number of payments | payment	1
Key management personnel compensation, post-employment benefits, amount of salary paid	2 months
Minimum
Disclosure of transactions between related parties [line items]
Upon change in control fixed bonus percentage of executives salary	150.00%
Maximum
Disclosure of transactions between related parties [line items]
Upon change in control fixed bonus percentage of executives salary	250.00%